                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               MAY 1, 1999

AS WITH ALL MUTUAL FUNDS, THE                     SMALL COMPANY FUND
SECURITIES AND EXCHANGE COMMISSION                CAPITAL APPRECIATION FUND
HAS NOT APPROVED OR DISAPPROVED                   MIDCAP FUND
THESE SECURITIES OR PASSED UPON                   INTERNATIONAL OPPORTUNITIES FUND
THE ADEQUACY OF THIS PROSPECTUS.                  GLOBAL LEADERS FUND
ANY REPRESENTATION TO THE CONTRARY                STOCK FUND
IS A CRIMINAL OFFENSE.                            GROWTH AND INCOME FUND
                                                  DIVIDEND AND GROWTH FUND
                                                  ADVISERS FUND
                                                  HIGH YIELD FUND
                                                  BOND INCOME STRATEGY FUND
                                                  MONEY MARKET FUND

                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 8416
                               BOSTON, MA 02266-8416

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford Mutual Funds, Inc. is a family of twelve mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of each fund. Information on each fund can be found on the pages following this introduction.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------

A summary of each fund's goals,               The Hartford Small Company Fund                            2
strategies, risks, performance and            The Hartford Capital Appreciation Fund                     4
expenses.                                     The Hartford MidCap Fund                                   6
                                              The Hartford International Opportunities Fund              8
                                              The Hartford Global Leaders Fund                          10
                                              The Hartford Stock Fund                                   12
                                              The Hartford Growth and Income Fund                       14
                                              The Hartford Dividend and Growth Fund                     16
                                              The Hartford Advisers Fund                                18
                                              The Hartford High Yield Fund                              20
                                              The Hartford Bond Income Strategy Fund                    22
                                              The Hartford Money Market Fund                            24
                                              Prior performance of similar funds                        26
Description of additional                     Additional investment matters                             28
investment strategies and
investment risks.
Investment manager and management             Management of the funds                                   29
fee information.
Information on your account.                  About your account                                        30
                                              Choosing a share class                                    30
                                              How sales charges are calculated                          30
                                              Sales charge reductions and waivers                       31
                                              Opening an account                                        32
                                              Buying shares                                             33
                                              Selling shares                                            34
                                              Transaction policies                                      36
                                              Dividends and account policies                            37
                                              Additional investor services                              37
Further information on the funds.             Additional share classes                                  39
                                              Financial highlights                                      40
                                              For more information                                    back
                                              cover

THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Small Company Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 1998 this range was between approximately $4 million and $3.4 billion and the average market capitalization was $560 million.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:
    -  have potential for above-average earnings growth,

    -  are undervalued in relation to their investment potential,

    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

    - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[bar chart]

                                                                    THE HARTFORD SMALL COMPANY FUND
                                                                    -------------------------------
'97'                                                                             19.28
'98'                                                                             10.46

               BEST QUARTER:       up 27.86%, fourth quarter 1998

              WORST QUARTER:       down 20.78%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                  4.38%       15.46%
   Class B                  4.73%       16.41%
   Class C(1)               7.72%       16.94%
   Russell 2000 Index      -2.55%       13.79%

INDEX: Russell 2000 Index, an unmanaged index of small company equity securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER

                                                 Mark E. Waterhouse
                                                 -  Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    1997
                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                  since 1984

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.37%      0.37%      0.61%
   Total operating expenses(2)                       1.57%      2.22%      2.46%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.45% for Class A, 2.15% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  702    $  728    $  450
   Year 3                                               $1,022    $1,001    $  868
   Year 5                                               $1,364    $1,401    $1,412
   Year 10                                              $2,325    $2,576    $2,894


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  702    $  228    $  350
   Year 3                                               $1,022    $  701    $  868
   Year 5                                               $1,364    $1,201    $1,412
   Year 10                                              $2,325    $2,576    $2,894


THE HARTFORD MUTUAL FUNDS, INC.                                                3

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Capital Appreciation Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry sector. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[bar chart]

                                                                THE HARTFORD CAPITAL APPRECIATION FUND
                                                                --------------------------------------
'97'                                                                             55.11
'98'                                                                              3.26

               BEST QUARTER:       up 31.19%, second quarter 1997

              WORST QUARTER:       down 21.94%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 -2.42%       35.07%
   Class B                 -2.48%       36.54%
   Class C(1)               0.56%       36.79%
   S&P 500 Index           28.60%       33.45%

INDEX:  S&P 500 Index, an unmanaged index of equity securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Saul J. Pannell
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1979
                                                 -  Investment professional
                                                    since 1974
                                                 Mark E. Waterhouse
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Associate Manager of the
                                                    fund since 1996
                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                    since 1984

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER TRANSACTION EXPENSES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.34%      0.35%      0.49%
   Total operating expenses(2)                       1.49%      2.15%      2.29%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.45% for Class A, 2.15% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  694    $  720    $  432
   Year 3                                               $  998    $  980    $  816
   Year 5                                               $1,324    $1,365    $1,325
   Year 10                                              $2,241    $2,503    $2,722


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  694    $  220    $  332
   Year 3                                               $  998    $  680    $  816
   Year 5                                               $1,324    $1,165    $1,325
   Year 10                                              $2,241    $2,503    $2,722


THE HARTFORD MUTUAL FUNDS, INC.                                                5

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford MidCap Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 1998 this range was between approximately $142 million and $11.6 billion and the average market capitalization was $2.2 billion.

The fund uses a two-tiered investment strategy:
    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's management strategy will influence performance significantly. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart indicates the fund's total return for one calendar year while the table shows the fund's performance over time (along with that of a broad based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[Hartford Midcap Fund Bar Graph]

                                                                       THE HARTFORD MIDCAP FUND
                                                                       ------------------------
'98'                                                                             23.12

               BEST QUARTER:       up 27.59%, fourth quarter 1998

              WORST QUARTER:       down 16.03%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                      LIFE OF FUND
                           1 YEAR   (SINCE 12/30/97)
   Class A                 16.35%        16.19%
   Class B                 17.32%        18.15%
   Class C(1)              20.08%        20.90%
   S&P MidCap 400 Index    18.25%        19.08%

INDEX: Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 6                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Phillip H. Perelmuter
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Manager of the fund since
                                                    inception (1997)
                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                  since 1983

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.42%      0.46%      0.72%
   Total operating expenses(2)                       1.62%      2.31%      2.57%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.45% for Class A, 2.15% for Classes B and C. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  707    $  737    $  461
   Year 3                                               $1,037    $1,029    $  901
   Year 5                                               $1,389    $1,448    $1,467
   Year 10                                              $2,377    $2,669    $3,004


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  707    $  237    $  361
   Year 3                                               $1,037    $  729    $  901
   Year 5                                               $1,389    $1,248    $1,467
   Year 10                                              $2,377    $2,669    $3,004


THE HARTFORD MUTUAL FUNDS, INC.                                                7

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford International Opportunities Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.

The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.

Wellington Management uses a three-pronged investment strategy:

    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high-quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[HARTFORD INTERNATIONAL OPPORTUNITY FUND BAR GRAPH]

                                                              THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                                                              ---------------------------------------------
'97'                                                                               0.84
'98'                                                                              12.53

               BEST QUARTER:       up 15.70%, fourth quarter 1998

              WORST QUARTER:       down 16.14%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                      LIFE OF FUND
                            1 YEAR   (SINCE 7/22/96)
   Class A                   6.34%        6.25%
   Class B                   6.82%        6.91%
   Class C(1)                9.75%        7.60%
   EAFE GDP Index           26.71%    15.37%(2)

INDEX: Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index, an unmanaged index of equity securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

(2) Return is from 7/31/96 -- 12/31/98

 8                                               THE HARTFORD MUTUAL FUNDS, INC.

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Trond Skramstad
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)

                                                 -  Joined Wellington Management
                                                    in 1993
                                                 -  Investment professional
                                                    since 1990

                                                 Andrew S. Offit
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Associate Manager of the
                                                    fund since 1997

                                                 -  Joined Wellington Management
                                                    in 1997
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees (1)         0.35%      1.00%      1.00%
   Other expenses                                    0.69%      0.71%      0.98%
   Total operating expenses (2)                      1.89%      2.56%      2.83%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.65% for Class A, 2.35% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  733    $  762    $  487
   Year 3                                               $1,116    $1,106    $  980
   Year 5                                               $1,523    $1,576    $1,597
   Year 10                                              $2,655    $2,923    $3,259


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  733    $  262    $  387
   Year 3                                               $1,116    $  806    $  980
   Year 5                                               $1,523    $1,376    $1,597
   Year 10                                              $2,655    $2,923    $3,259


THE HARTFORD MUTUAL FUNDS, INC.                                                9

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Global Leaders Fund seeks growth of capital by investing primarily in stocks issued by U.S. companies and non-U.S. companies.

The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.

The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

 10                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976
                                                 Andrew S. Offit
                                                 -  Vice President of Wellington
                                                    Management

                                                 -  Co-manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1997
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    1.51%      1.70%      1.72%
   Total operating expenses (2)                      2.71%      3.55%      3.57%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.65% for Class A, 2.35% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  812    $  864    $  562
   Year 3                                               $1,355    $1,407    $1,201
   Year 5                                               $1,922    $2,070    $1,961
   Year 10                                              $3,454    $3,870    $3,949


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  812    $  364    $  462
   Year 3                                               $1,355    $1,107    $1,201
   Year 5                                               $1,922    $1,870    $1,961
   Year 10                                              $3,454    $3,870    $3,949


THE HARTFORD MUTUAL FUNDS, INC.                                               11

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[bar chart]

                                                                        THE HARTFORD STOCK FUND
                                                                        -----------------------
'97'                                                                             31.78
'98'                                                                             31.33

               BEST QUARTER:       up 20.30%, fourth quarter 1998

              WORST QUARTER:       down 10.25%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS FOR
 PERIODS ENDING 12/31/98

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 24.11%       29.73%
   Class B                 25.38%       31.01%
   Class C(1)              28.02%       31.27%
   S&P 500 Index           28.60%       33.45%

INDEX:  S&P 500 Index, an unmanaged index of equity securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 12                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976
                                                 Philip H. Perelmuter
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Associate Manager of the
                                                    fund since 1996

                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                    since 1983

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.34%      0.36%      0.44%
   Total operating expenses(2)                       1.49%      2.16%      2.24%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.

(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.45% for Class A, 2.15% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                            CLASS A    CLASS B    CLASS C
   Year 1                                             $  694     $  721     $  427
   Year 3                                             $  998     $  983     $  801
   Year 5                                             $1,324     $1,370     $1,300
   Year 10                                            $2,241     $2,513     $2,671


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  694    $  221    $  327
   Year 3                                               $  998    $  683    $  801
   Year 5                                               $1,324    $1,170    $1,300
   Year 10                                              $2,241    $2,513    $2,671


THE HARTFORD MUTUAL FUNDS, INC.                                               13

THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Growth and Income Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.

The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

 14                                              THE HARTFORD MUTUAL FUNDS, INC.

                                             THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER

                                                 James A. Rullo
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1994
                                                 -  Investment professional
                                                  since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees (1)         0.35%      1.00%      1.00%
   Other expenses                                    0.48%      0.52%      0.58%
   Total operating expenses (2)                      1.63%      2.32%      2.38%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.45% for Class A, 2.15% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  708    $  738    $  442
   Year 3                                               $1,040    $1,032    $  843
   Year 5                                               $1,394    $1,453    $1,371
   Year 10                                              $2,388    $2,679    $2,813


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  708    $  238    $  342
   Year 3                                               $1,040    $  732    $  843
   Year 5                                               $1,394    $1,253    $1,371
   Year 10                                              $2,388    $2,679    $2,813


THE HARTFORD MUTUAL FUNDS, INC.                                               15

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund tends to focus on securities of larger, well-established companies.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to stock market movements.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[bar chart]

                                                                 THE HARTFORD DIVIDEND AND GROWTH FUND
                                                                 -------------------------------------
'97'                                                                             30.99
'98'                                                                             14.47

               BEST QUARTER:       up 15.85%, second quarter 1997

               WORST QUARTER:       down 8.02%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                  8.17%       22.24%
   Class B                  8.62%       23.31%
   Class C(1)              11.58%       23.74%
   S&P 500 Index           28.60%       33.45%

INDEX:  S&P 500 Index, an unmanaged index of equity securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 16                                              THE HARTFORD MUTUAL FUNDS, INC.

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER

                                                 Laurie A. Gabriel
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1976
                                                 -  Investment professional
                                                  since 1976

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.33%      0.35%      0.45%
   Total operating expenses(2)                       1.43%      2.10%      2.20%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.40% for Class A, 2.10% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  689    $  715    $  423
   Year 3                                               $  980    $  964    $  788
   Year 5                                               $1,293    $1,339    $1,279
   Year 10                                              $2,178    $2,450    $2,629


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  689    $  215    $  323
   Year 3                                               $  980    $  664    $  788
   Year 5                                               $1,293    $1,139    $1,279
   Year 10                                              $2,178    $2,450    $2,629


THE HARTFORD MUTUAL FUNDS, INC.                                               17

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Advisers Fund seeks maximum long-term total return by investing in stocks, bonds and other debt securities and money market instruments.

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality. The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Manager allocation risk refers to the possibility that the portfolio managers could incorrectly allocate assets so that the fund underperforms its peers.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of broad-based market indices for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[bar chart]

                                                                        HARTFORD ADVISERS FUND
                                                                        ----------------------
'97'                                                                             23.30
'98'                                                                             21.09

               BEST QUARTER:       up 12.39%, second quarter 1997

               WORST QUARTER:       down 3.94%, third quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 14.43%       20.40%
   Class B                 15.27%       21.48%
   Class C(1)              17.95%       21.85%
   S&P 500 Index           28.60%       33.45%
   LGCB Index               9.47%       10.00%

INDICES: S&P 500 Index and the Lehman Government Corporate Bond Index, unmanaged indices of stocks and bonds, respectively.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 18                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Paul D. Kaplan
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1982
                                                 -  Investment professional
                                                    since 1974
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.33%      0.36%      0.43%
   Total operating expenses(2)                       1.43%      2.11%      2.18%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.

(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.40% for Class A, 2.10% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  689    $  716    $  421
   Year 3                                               $  980    $  967    $  782
   Year 5                                               $1,293    $1,345    $1,269
   Year 10                                              $2,178    $2,461    $2,609


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  689    $  216    $  321
   Year 3                                               $  980    $  667    $  782
   Year 5                                               $1,293    $1,145    $1,269
   Year 10                                              $2,178    $2,461    $2,609


THE HARTFORD MUTUAL FUNDS, INC.                                               19

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford High Yield Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

The fund normally invests at least 65%, and may invest up to 100%, of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Below investment grade securities are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers.

To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.

Any U.S. government guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history is provided.

 20                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO
                                                 PORTFOLIO MANAGER

                                                 Alison D. Granger
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1998)
                                                 -  Joined HIMCO in 1993
                                                 -  Investment professional
                                                    since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      4.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.48%      0.56%      0.56%
   Total operating expenses(2)                       1.58%      2.31%      2.31%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.40% for Class A, 2.10% for Classes B and C. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  605    $  737    $  434
   Year 3                                               $  930    $1,029    $  822
   Year 5                                               $1,277    $1,448    $1,335
   Year 10                                              $2,254    $2,669    $2,742


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  605    $  237    $  334
   Year 3                                               $  930    $  729    $  822
   Year 5                                               $1,277    $1,248    $1,335
   Year 10                                              $2,254    $2,669    $2,742


THE HARTFORD MUTUAL FUNDS, INC.                                               21

THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Bond Income Strategy Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 30% of its total assets in securities rated in the highest category of below investment grade bonds ("Ba1", "Ba2" or "Ba3" by Moody's Investors Service, Inc. or "BB+", "BB" or "BB-" by Standard and Poor's Corporation), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds".

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the intermediate-term range. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of non-U.S. companies.

The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.

Any U.S. government guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR
[bar chart]

                                                                  HARTFORD BOND INCOME STRATEGY FUND
                                                                  ----------------------------------
'97'                                                                             10.80
'98'                                                                              7.48

                         BEST QUARTER:
                        up 4.07%, second quarter 1997

                        WORST QUARTER:
                        down 0.42%, first quarter 1997
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                       LIFE OF FUND
                            1 YEAR   (SINCE 7/22/96)
   Class A                  2.64%          7.84%
   Class B                  1.70%          7.98%
   Class C(1)               4.67%          8.65%
   Lehman Government
   Corporate Bond Index     9.47%         10.00%

INDEX: Lehman Government Corporate Bond Index, an unmanaged index of fixed-income securities.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 22                                              THE HARTFORD MUTUAL FUNDS, INC.

                                          THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER

                                                 HIMCO
                                                 PORTFOLIO MANAGER
                                                 Alison D. Granger

                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined HIMCO in 1993
                                                 -  Investment professional
                                                  since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      4.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.65%      0.65%      0.65%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.32%      0.36%      0.48%
   Total operating expenses(2)                       1.32%      2.01%      2.13%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.25% for Class A, 1.95% for Classes B and C. This policy may be discontinued at any time.
EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  579    $  706    $  416
   Year 3                                               $  852    $  936    $  767
   Year 5                                               $1,145    $1,292    $1,243
   Year 10                                              $1,976    $2,355    $2,557


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  579    $  206    $  316
   Year 3                                               $  852    $  636    $  767
   Year 5                                               $1,145    $1,092    $1,243
   Year 10                                              $1,976    $2,355    $2,557


THE HARTFORD MUTUAL FUNDS, INC.                                               23

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND STYLE. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital. The fund seeks to maintain a stable share price of $1.00.

The fund focuses on specific short-term money market instruments such as debt securities issued by corporations and financial institutions which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would reduce the value of your account.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with that of a broad-based market index for comparison). The bar chart year-by-year figures do not include the effect of sales charges as no front-end sales charge is applicable to the Class A shares of this fund. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A YEAR-BY-YEAR TOTAL
 RETURNS BY CALENDAR YEAR

[bar chart]

                                                                      HARTFORD MONEY MARKET FUND
                                                                      --------------------------
'97'                                                                             4.73
'98'                                                                             4.69

                BEST QUARTER:       up 1.19%, third quarter 1997

               WORST QUARTER:       up 1.10%, fourth quarter 1998
 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/98

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                  4.69%        4.69%
   Class B                 -1.03%        1.09%
   Class C(1)               1.90%        3.22%
   60-Day Treasury Bill
   Index                    4.94%        5.13%

INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.

Current 7-day yield as of December 31, 1998:                               4.26%

Effective 7-day yield (which indicates the effect of daily compounding) as of
December 31, 1998:                                                         4.35%

Please call 1-888-843-7824 for the most recent current and effective yield information.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance less Class C share expenses and sales charges.

 24                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER

                                                 HIMCO
                                                 PORTFOLIO MANAGER
                                                 William H. Davison, Jr.

                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined HIMCO in 1990
                                                 -  Investment professional
                                                  since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                        None      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                       None       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.50%      0.50%      0.50%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.40%      0.36%      0.52%
   Total operating expenses(2)                       1.25%      1.86%      2.02%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has voluntarily agreed to reduce the fee to 0.30%.
    This waiver may be discontinued at any time.
(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses as follows: 1.00% for Class A, 1.70% for Classes B and C. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  128    $  691    $  405
   Year 3                                               $  399    $  890    $  733
   Year 5                                               $  690    $1,214    $1,187
   Year 10                                              $1,518    $2,195    $2,442


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  128    $  191    $  305
   Year 3                                               $  399    $  590    $  733
   Year 5                                               $  690    $1,014    $1,187
   Year 10                                              $1,518    $2,195    $2,442


THE HARTFORD MUTUAL FUNDS, INC.                                               25

PRIOR PERFORMANCE OF SIMILAR FUNDS
--------------------------------------------------------------------------------

Because the mutual funds that are the subject of this prospectus (the "Retail Funds") began operations in July, 1996, or later, they have limited operating and performance histories. However, the Capital Appreciation Fund, International Opportunities Fund, Stock Fund, Dividend and Growth Fund and Advisers Fund are modeled after existing funds (the "HLS Funds") that are managed by the same portfolio managers at HIMCO or Wellington Management and have investment objectives, policies and strategies substantially similar to those of the corresponding funds. Depending on the fund involved, similarity of investment characteristics may involve factors such as industry diversification, country diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings. The HLS Funds are used as investment vehicles for the assets of variable annuity and variable life insurance contracts issued by The Hartford affiliates.

Below you will find information about the performance of the HLS Funds. Because the expenses of the HLS Funds are generally lower than the Retail Funds the performance of the HLS Funds would have been lower had the Retail Funds expenses been applied.

The table below sets forth each fund, its corresponding HLS Fund, and their respective inception date and asset sizes as of December 31, 1998. Any fund's future performance may be greater or less than the performance of the corresponding HLS Fund due to, among other things, differences in expenses, asset sizes and cash flows between a fund and the corresponding HLS Fund.

FUND                                                   CORRESPONDING HLS FUND
----                                                   ----------------------
Capital Appreciation (July                             Hartford Capital Appreciation HLS Fund, Inc. (April 2, 1984)
22, 1996) $698,638,678                                 $5,813,421,612

International Opportunities                            Hartford International Opportunities HLS Fund, Inc. (July 2,
(July 22, 1996) $56,020,588                            1990) $1,197,356,582

Stock (July 22, 1996)                                  Hartford Stock HLS Fund, Inc. (August 31, 1977)
$497,388,744                                           $7,193,213,170

Dividend and Growth (July                              Hartford Dividend and Growth HLS Fund, Inc. (March 8, 1994)
22, 1996) $317,618,659                                 $3,039,893,797

Advisers (July 22, 1996)                               Hartford Advisers HLS Fund, Inc. (March 31, 1983)
$667,192,259                                           $11,840,125,134

 26                                              THE HARTFORD MUTUAL FUNDS, INC.

The following table shows the average annualized total returns for the HLS Funds for the one, three, five and ten year (or life of the HLS Fund, if shorter) periods ended December 31, 1998. These figures are based on the actual gross investment performance of the HLS Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses for each Retail Fund are deducted to arrive at the net return. Please remember that past performance is not indicative of future returns.


                                                                                              10 YEARS OR
                          HLS FUND                            1 YEAR   3 YEARS   5 YEARS    SINCE INCEPTION
                          --------                            ------   -------   -------    ---------------
HARTFORD CAPITAL
APPRECIATION HLS FUND, INC. (INCEPTION 4/2/84)
   Class A expenses plus maximum load                          8.24%    16.29%    15.65%         17.10%
   Class A expenses with no load(1)                           14.54%    18.51%    16.96%         17.76%
   Class B expenses with redemption                            8.74%    16.95%    15.92%         16.94%
   Class B expenses without redemption                        13.74%    17.68%    16.14%         16.94%
   Class C expenses with maximum load and redemption          11.60%    17.28%    15.91%         16.82%
   Class C expenses without load or redemption                13.74%    17.68%    16.14%         16.94%

HARTFORD INTERNATIONAL
OPPORTUNITIES HLS FUND, INC. (INCEPTION 7/2/90)
   Class A expenses plus maximum load                          5.99%     5.68%     5.42%          5.87%
   Class A expenses with no load(1)                           12.16%     7.69%     6.55%          6.57%
   Class B expenses with redemption                            6.37%     6.06%     5.48%          5.83%
   Class B expenses without redemption                        11.37%     6.94%     5.81%          5.83%
   Class C expenses with maximum load and redemption           9.26%     6.58%     5.59%          5.70%
   Class C expenses without load or redemption                11.37%     6.94%     5.81%          5.83%

HARTFORD STOCK HLS FUND, INC. (INCEPTION 8/31/77)
   Class A expenses plus maximum load                         24.87%    26.00%    20.88%         16.74%
   Class A expenses with no load(1)                           32.14%    28.39%    22.26%         17.40%
   Class B expenses with redemption                           26.22%    26.88%    21.22%         16.58%
   Class B expenses without redemption                        31.22%    27.50%    21.41%         16.58%
   Class C expenses with maximum load and redemption          28.91%    27.07%    21.16%         16.46%
   Class C expenses without load or redemption                31.22%    27.50%    21.41%         16.58%

HARTFORD DIVIDEND AND
GROWTH HLS FUND, INC. (INCEPTION 3/8/94)
   Class A expenses plus maximum load                          9.19%    20.41%      N/A          19.94%
   Class A expenses with no load(1)                           15.55%    22.70%      N/A          21.36%
   Class B expenses with redemption                            9.44%    21.17%      N/A          20.20%
   Class B expenses without redemption                        14.74%    21.84%      N/A          20.51%
   Class C expenses with maximum load and redemption          12.59%    21.44%      N/A          20.26%
   Class C expenses without load or redemption                14.74%    21.84%      N/A          20.51%

HARTFORD ADVISERS HLS FUND, INC. (INCEPTION 3/31/83)
   Class A expenses plus maximum load                         16.89%    18.66%    15.49%         13.67%
   Class A expenses with no load(1)                           23.69%    20.92%    16.80%         14.31%
   Class B expenses with redemption                           17.83%    19.38%    15.77%         13.51%
   Class B expenses without redemption                        22.83%    20.08%    15.99%         13.51%
   Class C expenses with maximum load and redemption          20.60%    19.68%    15.75%         13.40%
   Class C expenses without load or redemption                22.83%    20.08%    15.99%         13.51%


---------------
(1) Certain persons may purchase Class A Shares that are not subject to the Class A Initial Sales Charge and certain other persons may purchase Class A Shares subject to less than the maximum Initial Sales Charge (see "Sales Charge Reductions and Waivers" in this Prospectus).

THE HARTFORD MUTUAL FUNDS, INC.                                               27

ADDITIONAL INVESTMENT MATTERS
--------------------------------------------------------------------------------

 USE OF OPTIONS AND FUTURES

Each fund (other than the Money Market fund) may purchase and sell options and enter into futures contracts, in each case with respect to stocks, bonds, groups of securities (such as financial indices) or foreign currencies. These techniques permit a fund to gain exposure to a particular security or group of securities, and thereby earn returns similar to those which would be earned by direct investments in those securities. These techniques are also used to manage risk by hedging a fund's portfolio investments. Use of these techniques may result in losses to a fund or increase volatility.

 USE OF MONEY MARKET INVESTMENTS
 FOR TEMPORARY DEFENSIVE PURPOSES

From time to time each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and may not achieve its investment objective.

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.
 TAX CONSEQUENCES OF PORTFOLIO
 TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 YEAR 2000

The services provided to the funds by HIFSCO, HIMCO, Wellington Management and other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. HIFSCO, HIMCO, Wellington Management and other service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 issue and expect that their systems will be adapted in time for that event. In addition, to the extent that a company in a fund's portfolio suffers from a Year 2000 problem, a fund's performance could be adversely affected.

 28                                              THE HARTFORD MUTUAL FUNDS, INC.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to each fund. HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $130 billion in assets. As of December 31, 1998 HIFSCO had over $2.5 billion in assets under management. HIFSCO is responsible for the general business management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

 THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1998 Wellington Management had investment management authority over approximately $211 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

The Hartford Investment Management Company ("HIMCO") is the investment sub-adviser to the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1998 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $61.2 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.
 MANAGEMENT FEES

For the year ended December 31, 1998, the investment advisory fees paid to HIFSCO for each fund with at least one full year of operations, expressed as a percentage of net assets, were as follows:

FUND NAME                               ANNUAL RATE
---------                               -----------
The Hartford Small Company Fund            0.85%
The Hartford Capital Appreciation
  Fund                                     0.80%
The Hartford MidCap Fund                   0.85%
The Hartford International
  Opportunities Fund                       0.85%
The Hartford Stock Fund                    0.80%
The Hartford Dividend and Growth
  Fund                                     0.75%
The Hartford Advisers Fund                 0.75%
The Hartford Bond Income Strategy
  Fund                                     0.65%
The Hartford Money Market Fund             0.50%

The fee schedule below indicates annualized management fees based on average daily net assets for the three funds that have been in operation for less than one year.

HARTFORD GLOBAL LEADERS FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 billion                     0.70%

HARTFORD GROWTH AND INCOME FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 billion                     0.65%

HARTFORD HIGH YIELD FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.75%
Next $500,000,000                          0.65%
Amount Over $1 billion                     0.60%

THE HARTFORD MUTUAL FUNDS, INC.                                               29

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide.
 CLASS A

- Front-end sales charges, as described at right.

- Distribution and service (12b-1) fees of 0.35% (currently 0.30% due to waiver by the distributor).
 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
 CLASS C

- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted Rule 12b-1 plans which allow the class to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
 HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund are listed below. The term offering price includes the front end sales load.



                                                     DEALER
                        AS A % OF     AS A %     COMMISSION AS
                        OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT           PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000         5.50%        5.82%          4.75%
$ 50,000 -- $99,999       4.50%        4.71%          4.00%
$100,000 -- $249,999      3.50%        3.63%          3.00%
$250,000 -- $499,999      2.50%        2.56%          2.00%
$500,000 -- $999,999      2.00%        2.04%          1.75%
$1 million or more(1)        0%           0%             0%



CLASS A sales charges and commissions paid to dealers for the Bond Income Strategy Fund and High Yield Fund are as follows:



                                                     DEALER
                        AS A % OF     AS A %     COMMISSION AS
                        OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT           PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000         4.50%        4.71%          3.75%
$ 50,000 -- $99,999       4.00%        4.17%          3.50%
$100,000 -- $249,999      3.50%        3.63%          3.00%
$250,000 -- $499,999      2.50%        2.56%          2.00%
$500,000 -- $999,999      2.00%        2.04%          1.75%
$1 million or more(1)        0%           0%             0%


(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount up to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of share purchases over $5 million. In addition, the distributor may provide compensation to dealers of record for shares purchased without a sales charge.


CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of

 30                                              THE HARTFORD MUTUAL FUNDS, INC.

the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%
After 6 years                                None

Because in most cases it is more advantageous for an investor to purchase Class A shares for amounts in excess of $500,000, orders for amounts of $500,000 or greater will be considered purchases of Class A shares.

CLASS C sales charges for all funds are as follows:

 FRONT END SALES CHARGE       CDSC


 AS A % OF   AS A % OF    YEARS
 OFFERING       NET       AFTER
 PRICE(1)    INVESTMENT  PURCHASE  CDSC
               1.01%               1.00%
   1.00%                 1st year

(1) The term offering price includes the front end sales load.

Because in most cases it is more advantageous for an investor to purchase Class A shares for amounts in excess of $1,000,000, orders for amounts of $1,000,000 or greater will be considered purchases of Class A shares.

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


The distributor pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers.


 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns a Hartford Director (or version thereof) variable annuity or single premium variable life contract, the current account value of your contract or policy will be included. You must notify your broker that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENTION -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans,

- to make certain distributions from a retirement plan,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust.

In addition, the CDSC is waived for redemptions made under reorganization, liquidation, merger or acquisition transactions involving other investment companies.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- participants in certain retirement plans with at least 100 eligible employees or if the total amount invested is $500,000 or more (18-month CDSC applies),

- individuals purchasing shares with the proceeds from shares redeemed within the last 60 days on which an initial or contingent deferred sales charge was paid,

THE HARTFORD MUTUAL FUNDS, INC.                                               31

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity.

 OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

    - non-retirement accounts: $500

    - retirement accounts: $250

    - Automatic Investment Plans $25 to open; you must invest at least $25 a month

  Minimum investment amounts may be waived for employees of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection. You and your financial representative can initiate any purchase, exchange or sale of shares.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                       P.O. BOX 8416
                   BOSTON, MA 02266-8416                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

 32                                              THE HARTFORD MUTUAL FUNDS, INC.

 BUYING SHARES

                               OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT

 BY CHECK
                -   Make out a check for the investment amount,             -   Make out a check for the investment amount,
 [CHECK ICON]       payable to "The Hartford Mutual Funds, Inc."                payable to "The Hartford Mutual Funds, Inc."
                -   Deliver the check and your completed                    -   Fill out the detachable investment slip from
                    application to your financial representative,               an account statement. If no slip is available,
                    or mail to the address listed below.                        include a note specifying the fund name, your
                                                                                share class, your account number and the
                                                                                name(s) in which the account is registered.
                                                                            -   Deliver the check and your investment slip or
                                                                                note to your financial representative, or mail
                                                                                to the address listed below.
 BY EXCHANGE
                -   Call your financial representative or the               -   Call your financial representative or the
  [EXCHANGE         transfer agent at the number below to request               transfer agent at the number below to request
     ICON]          an exchange. The minimum exchange amount is                 an exchange. The minimum exchange amount is
                    $500 per fund.                                              $500 per fund.
 BY WIRE
                -   Deliver your completed application to your              -   Instruct your bank to wire the amount of your
 [WIRE ICON]        financial representative, or mail it to the                 investment to:
                    address below.                                              State Street Bank and Trust Company
                                                                                  Account # 9905-205-2
                -   Obtain your account number by calling your                    Routing # 011000028
                    financial representative or the phone number
                    below.                                                      Specify the fund name, your share class, your
                                                                                account number and the name(s) in which the
                -   Instruct your bank to wire the amount of your               account is registered. Your bank may charge a
                    investment to:                                              fee to wire funds.
                    State Street Bank and Trust Company
                      Account # 9905-205-2
                      Routing # 011000028
                    Specify the fund name, your choice of share
                    class, the new account number and the name(s)
                    in which the account is registered. Your bank
                    may charge a fee to wire funds.
 BY PHONE
                -   See "By Wire" and "By Exchange"                         -   Verify that your bank or credit union is a
 [PHONE ICON]                                                                   member of the Automated Clearing House (ACH)
                                                                                system.
                                                                            -   Complete the "Telephone Exchanges and
                                                                                Telephone Redemption" and "Bank Account or
                                                                                Credit Union Information" sections on your
                                                                                account application.
                                                                            -   Call the transfer agent at the number below to
                                                                                verify that these features are in place on
                                                                                your account.
                                                                            -   Tell the transfer agent representative the
                                                                                fund name, your share class, your account
                                                                                number, the name(s) in which the account is
                                                                                registered and the amount of your investment.
To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                       P.O. BOX 8416
                   BOSTON, MA 02266-8416                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.



THE HARTFORD MUTUAL FUNDS, INC.                                               33

 SELLING SHARES


 BY LETTER

                -   Write a letter of instruction or complete a power of
[LETTER ICON]       attorney indicating the fund name, your share class, your
                    account number, the name(s) in which the account is
                    registered and the dollar value or number of shares you wish to sell.
                -   Include all signatures and any additional documents that may be required (see next page)
                -   Mail the materials to the address below.
                -   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    letter of instruction.

 BY PHONE

                -   Restricted to sales of up to $50,000 in any 7-day period.
 [PHONE ICON]
                - For automated service 24 hours a day using your touch-tone phone, call the number shown below.

                - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 6 P.M. Eastern
                    Time on most business days.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

                -   Fill out the "Telephone Exchanges and Telephone Redemption"
 [WIRE ICON]        and "Bank Account or Credit Union Information" sections of your new account application.
                -   Call the transfer agent at the number below to verify that the telephone redemption privilege is in place on an
                    account, or to request the forms to add it to an existing
                    account.
                -   Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.
                -   Amounts of less than $1,000 may be sent by EFT or by check.
                    Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                    service.
                -   Phone requests are limited to amounts up to $50,000 in a
                    7-day period.

 BY EXCHANGE

                -   Obtain a current prospectus for the fund into which you are
 [ARROW ICON]       exchanging by calling your financial representative or the transfer agent at the number below.

                - Call your financial representative or the transfer agent to request an exchange.

 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)

                -   Fill out the checkwriting section of the application.
 [CHECK ICON]
                -   Request checkwriting on your account application.

                - Verify that the shares to be sold were purchased more than 15 days earlier or were purchased by wire.

                -   Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional Investor
  Services".


         ADDRESS:                                              PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS, INC.                               1-888-843-7824
       P.O. BOX 8416
   BOSTON, MA 02266-8416                OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                              AND ASSISTANCE.


 34                                              THE HARTFORD MUTUAL FUNDS, INC.

 SELLING SHARES IN WRITING

 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                -   your address of record has changed within the past 30 days
[LETTER ICON]
                -   you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
  Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
     OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
     ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.

                -   Letter of instruction.
                - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                -   Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.

                -   Letter of instruction.
                - Corporate resolution, certified within the past twelve months.
                - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
                -   Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.

                -   Letter of instruction.
                -   On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.

                -   Letter of instruction signed by surviving tenant.
                -   Copy of death certificate.
                -   Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.

                -   Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES
  NOT LISTED ABOVE.

                -   Call 1-888-843-7824 for instructions.

THE HARTFORD MUTUAL FUNDS, INC.                                               35

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES

The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 P.M. Eastern Time). Except for the Money Market Fund, the funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined in good faith by the Board of Directors, if reliable market prices are unavailable. The Money Market Fund's assets are valued at amortized cost.

Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's NAV may take place at a time that is different than when prices are determined for certain foreign securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of NAV.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other, generally without paying any additional sales charges (except when exchanging from Class A shares of the Money Market Fund). The registration for both accounts involved must be identical. Class B shares will continue to age from the original date of purchase.

Each fund reserves the right to refuse or delay exchanges by any person or group if, in HIMCO's or Wellington Management's judgment, a fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although a fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Each fund reserves the right to terminate or modify the exchange privilege in the future.

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SMALL ACCOUNTS
 (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

 SALES IN ADVANCE OF
 PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be

 36                                              THE HARTFORD MUTUAL FUNDS, INC.

valued for the purposes of making such payment at the same value as used in determining net asset value. The funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter

DIVIDENDS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund and Stock Fund will be declared and paid annually; dividends from the net investment income of the Growth and Income Fund, Dividend and Growth Fund and Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the Bond Income Strategy Fund and High Yield Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each fund.

TAXABILITY OF DIVIDENDS Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from short-term capital gains and income are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long a fund investment is held. See your application for distribution options.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) NETWORK allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) AIP lets you set up regular investments from your paycheck or bank account to The Hartford Mutual Fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($25 minimum) for your first investment amount payable to "The Hartford Mutual Funds, Inc." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

THE HARTFORD MUTUAL FUNDS, INC.                                               37

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $100 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds, Inc. offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds, Inc. with a low minimum investment of $250. To find out more, call 1-888-843-7824.

 38                                              THE HARTFORD MUTUAL FUNDS, INC.

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

Each fund also offers Class Y shares by a separate prospectus. Class Y shares are available only to the following types of institutional investors: (i) tax-qualified plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies purchasing shares for their own account; (iii) investment companies; and (iv) tax-qualified retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $1,000,000, but this requirement may be waived at the discretion of the fund's officers. The differences in class expenses may affect performance.

The Systematic Withdrawal Plan, Dollar Cost Averaging Plan, Automatic Dividend Diversification Plan and Automatic Investment Plan are not available for Class Y shares.

If you are considering a purchase of Class Y shares of a fund, please call the Transfer Agent at 1-888-843-7824 to obtain information about eligibility.

THE HARTFORD MUTUAL FUNDS, INC.                                               39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD SMALL COMPANY FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                    CLASS A -                            CLASS B -                   CLASS C -
                                                  PERIOD ENDED:                        PERIOD ENDED:               PERIOD ENDED:
                                                                 7/1/96-                             7/1/96-         7/31/98-
                                        12/31/98    12/31/97   12/31/96(1)   12/31/98   12/31/97   12/31/96(1)      12/31/98(6)
                                        ---------   --------   -----------   --------   --------   -----------    ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $12.16     $10.68       $10.00      $12.04     $10.65       $10.00           $10.00
Income from investment operations:
Net investment income (loss)               (0.06)     (0.02)       (0.02)      (0.12)     (0.03)       (0.02)           (0.02)
Net realized and unrealized gain
  (loss) on investments                     1.33       2.05         1.42        1.29       1.97         1.39             0.50
                                         -------    -------      -------     -------    -------      -------          -------
Total from investment operations            1.27       2.03         1.40        1.17       1.94         1.37             0.48
Less distributions:
  Dividends from net investment income      0.00       0.00         0.00        0.00       0.00         0.00             0.00
  Distributions from capital gains         (0.12)     (0.55)       (0.72)      (0.12)     (0.55)       (0.72)            0.00
  Return of capital                        0.000      0.000        0.000       0.000      0.000        0.000             0.00
                                         -------    -------      -------     -------    -------      -------          -------
Total distributions                        (0.12)     (0.55)       (0.72)      (0.12)     (0.55)       (0.72)            0.00
                                         -------    -------      -------     -------    -------      -------          -------
Net asset value, end of period            $13.31     $12.16       $10.68      $13.09     $12.04       $10.65           $10.48
                                         =======    =======      =======     =======    =======      =======          =======
TOTAL RETURN(2)                           10.46%     19.28%       14.11%(3)    9.73%     18.49%       13.81%(3)         4.80%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                             $37,623    $19,391       $4,673     $18,345     $9,694         $241           $2,765
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.52%      1.77%        4.24%(4)    2.22%      2.53%       20.03%(4)         2.46%(4)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.45%      1.45%        1.45%(4)    2.15%      2.15%        2.15%(4)         2.15%(4)
Ratio of net investment income (loss)
  to average net assets                   (0.79%)    (0.61%)      (0.60%)(4)  (1.49%)    (1.30%)      (1.30%)(4)       (1.49%)(4)
Portfolio turnover rate(5)               266.82%    255.37%       69.92%          --         --           --               --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Class C shares were first offered on July 31, 1998.

 40                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD CAPITAL APPRECIATION FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                    CLASS A -                            CLASS B -                   CLASS C -
                                                  PERIOD ENDED:                        PERIOD ENDED:               PERIOD ENDED:
                                                                 7/1/96-                             7/1/96-         7/31/98-
                                        12/31/98    12/31/97   12/31/96(1)   12/31/98   12/31/97   12/31/96(1)      12/31/98(6)
                                        ---------   --------   -----------   --------   --------   -----------    ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $19.90     $13.36       $10.00      $19.71     $13.32       $10.00           $10.00
Income from investment operations:
Net investment income (loss)               (0.10)     (0.03)       (0.03)      (0.21)     (0.06)       (0.02)           (0.03)
Net realized and unrealized gain
  (loss) on investments                     0.75       7.34         3.80        0.71       7.22         3.75             0.24
                                        --------    -------      -------     --------   --------     -------          -------
Total from investment operations            0.65       7.31         3.77        0.50       7.16         3.73             0.21
Less distributions:
  Dividends from net investment income      0.00       0.00         0.00        0.00       0.00         0.00             0.00
  Distributions from capital gains         (0.13)     (0.77)       (0.41)      (0.13)     (0.77)       (0.41)            0.00
  Return of capital                        0.000      0.000        0.000       0.000      0.000        0.000             0.00
                                        --------    -------      -------     --------   --------     -------          -------
Total distributions                        (0.13)     (0.77)       (0.41)      (0.13)     (0.77)       (0.41)            0.00
                                        --------    -------      -------     --------   --------     -------          -------
Net asset value, end of period            $20.42     $19.90       $13.36      $20.08     $19.71       $13.32           $10.21
                                        ========    =======      =======     ========   ========     =======          =======
TOTAL RETURN(2)                            3.26%     55.11%       37.75%(3)    2.52%     54.15%       37.35%(3)         2.10%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $364,951    $233,601      $9,028     $290,756   $174,392        $889          $15,231
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.44%      1.64%        4.10%(4)    2.15%      2.38%        9.05%(4)         2.29%(4)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.44%      1.45%        1.45%(4)    2.15%      2.15%        2.15%(4)         2.15%(4)
Ratio of net investment income (loss)
  to average net assets                   (0.70%)    (0.80%)      (0.70%)(4)  (1.39%)    (1.46%)      (1.53%)(4)        1.34%(4)
Portfolio turnover rate(5)               123.42%    119.62%      149.99%(3)       --         --           --               --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Class C shares were first offered on July 31, 1998.

THE HARTFORD MUTUAL FUNDS, INC.                                               41

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD MIDCAP FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                                                 CLASS C -
                                                                CLASS A -       CLASS B -      PERIOD ENDED:
                                                              PERIOD ENDED:   PERIOD ENDED:      7/31/98-
                                                               12/31/98(1)     12/31/98(1)      12/31/98(6)
                                                              -------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00          $10.00           $10.00
Income from investment operations:
Net investment income (loss)                                       (0.05)          (0.10)           (0.03)
Net realized and unrealized gain (loss) on investments              2.35            2.32             0.90
                                                                 -------         -------          -------
Total from investment operations                                    2.30            2.22             0.87
Less distributions:
  Dividends from net investment income                              0.00            0.00             0.00
  Distributions from capital gains                                  0.00            0.00             0.00
  Return of capital                                                 0.00            0.00             0.00
                                                                 -------         -------          -------
Total distributions                                                 0.00            0.00             0.00
                                                                 -------         -------          -------
Net asset value, end of period                                    $12.30          $12.22           $10.87
                                                                 =======         =======          =======
TOTAL RETURN(2)                                                   23.12%          22.32%            8.70%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $24,294          $8,403           $1,077
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.57%           2.31%            2.57%(5)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.45%           2.15%            2.15%(5)
Ratio of net investment income (loss) to average net assets       (0.78%)         (1.48%)          (1.45%)(5)
Portfolio turnover rate(3)                                       139.02%              --               --

(1) The Fund was declared effective by the Securities and Exchange Commission on December 31, 1997.
(2) Does not include sales charges.
(3) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) Class C shares were first offered on July 31, 1998.

 42                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                    CLASS A -                             CLASS B -                  CLASS C -
                                                  PERIOD ENDED:                         PERIOD ENDED:              PERIOD ENDED:
                                                                7/1/96-                               7/1/96-        7/31/98-
                                       12/31/98   12/31/97    12/31/96(1)     12/31/98   12/31/97   12/31/96(1)     12/31/98(6)
                                       --------   --------   --------------   --------   --------   -----------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period    $10.58     $10.72        $10.00        $10.49     $10.69       $10.00          $10.00
Income from investment operations:
Net investment income (loss)              0.07       0.09         (0.02)         0.01       0.07        (0.01)          (0.01)
Net realized and unrealized gain
  (loss) on investments                   1.26      (0.01)         0.79          1.23      (0.06)        0.80           (0.39)
                                       -------    -------       -------       -------    -------      -------         -------
Total from investment operations          1.33       0.08          0.81          1.24       0.01         0.79           (0.40)
Less distributions:
  Dividends from net investment
    income                               (0.02)     (0.05)        (0.06)         0.00      (0.04)       (0.07)          (0.03)
  Distributions from capital gains       0.000      (0.17)        (0.03)         0.00      (0.17)       (0.03)           0.00
  Return of capital                      0.000      0.000         0.000          0.00      0.000        0.000            0.00
                                       -------    -------       -------       -------    -------      -------         -------
Total distributions                      (0.02)     (0.22)        (0.09)         0.00      (0.21)       (0.10)          (0.03)
                                       -------    -------       -------       -------    -------      -------         -------
Net asset value, end of period          $11.89     $10.58        $10.72        $11.73     $10.49       $10.69           $9.57
                                       =======    =======       =======       =======    =======      =======         =======
TOTAL RETURN(2)                         12.53%      0.84%         8.14%(3)     11.82%      0.12%        7.86%(3)       (4.05%)(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                           $32,014    $15,701        $4,294       $11,767     $7,188         $163          $1,379
Ratio of expenses to average net
  assets before waivers and
  reimbursements                         1.84%      2.25%         5.35%(4)      2.56%      3.03%       32.61%(4)        2.83%(4)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                         1.65%      1.65%         1.65%(4)      2.35%      2.35%        2.35%(4)        2.35%(4)
Ratio of net investment income (loss)
  to average net assets                  0.69%      0.88%         0.51%(4)      0.01%     (0.05%)      (0.86%)(4)      (0.71%)(4)
Portfolio turnover rate(5)             148.58%     59.16%        21.51%(3)         --         --           --              --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Class C shares were first offered on July 31, 1998.

THE HARTFORD MUTUAL FUNDS, INC.                                               43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD GLOBAL LEADERS FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                 CLASS A -         CLASS B -        CLASS C -
                                                               PERIOD ENDED:     PERIOD ENDED:    PERIOD ENDED:
                                                                 9/30/98-          9/30/98-         9/30/98-
                                                                12/31/98(1)       12/31/98(1)      12/31/98(1)
                                                              ---------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00           $10.00           $10.00
Income from investment operations:
Net investment income (loss)                                        (0.01)           (0.02)           (0.02)
Net realized and unrealized gain (loss) on investments               3.03             3.02             3.02
                                                                  -------           ------           ------
Total from investment operations                                     3.02             3.00             3.00
Less distributions:
  Dividends from net investment income                               0.00             0.00             0.00
  Distributions from capital gains                                  (0.35)           (0.35)           (0.35)
  Return of capital                                                  0.00             0.00             0.00
                                                                  -------           ------           ------
Total distributions                                                 (0.35)           (0.35)           (0.35)
                                                                  -------           ------           ------
Net asset value, end of period                                     $12.67           $12.65           $12.65
                                                                  =======           ======           ======
TOTAL RETURN(2)                                                    30.36%(4)        30.16%(4)        30.16%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $3,771             $486             $517
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    2.66%(5)         3.55%(5)         3.57%(5)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    1.65%(5)         2.35%(5)         2.35%(5)
Ratio of net investment income (loss) to average net assets        (0.19%)(5)       (0.92%)(5)       (0.90%)(5)
Portfolio turnover rate(3)                                         49.04%               --               --

(1) The Fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Does not include sales charges.
(3) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4) Not annualized.
(5) Annualized.

 44                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD STOCK FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                       CLASS A -                           CLASS B -                  CLASS C -
                                                     PERIOD ENDED:                       PERIOD ENDED:              PERIOD ENDED:
                                                                   7/1/96-                             7/1/96-        7/31/98-
                                           12/31/98   12/31/97   12/31/96(1)   12/31/98   12/31/97   12/31/96(1)     12/31/98(6)
                                           --------   --------   -----------   --------   --------   -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $15.16     $11.53       $10.00      $15.01     $11.50       $10.00          $10.00
Income from investment operations:
Net investment income (loss)                 (0.01)      0.00         0.02       (0.05)     (0.02)        0.00           (0.01)
Net realized and unrealized gain (loss)
  on investments                              4.75       3.66         1.53        4.60       3.56         1.52            0.48
                                           --------   -------      -------     --------   -------      -------         -------
Total from investment operations              4.74       3.66         1.55        4.55       3.54         1.52            0.47
Less distributions:
  Dividends from net investment income        0.00       0.00         0.00        0.00       0.00        (0.02)          (0.01)
  Distributions from capital gains           (0.19)     (0.03)       (0.02)      (0.19)     (0.03)        0.00           (0.01)
  Return of capital                          (0.01)     0.000        0.000       (0.01)     0.000        0.000            0.00
                                           --------   -------      -------     --------   -------      -------         -------
Total distributions                          (0.20)     (0.03)       (0.02)      (0.20)     (0.03)       (0.02)          (0.02)
                                           --------   -------      -------     --------   -------      -------         -------
Net asset value, end of period              $19.70     $15.16       $11.53      $19.36     $15.01       $11.50          $10.45
                                           ========   =======      =======     ========   =======      =======         =======
TOTAL RETURN(2)                             31.33%     31.78%       15.50%(3)   30.38%     30.82%       15.20%(3)        6.60%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $268,226   $65,763       $6,273     $185,205   $35,294       $1,254         $36,039
Ratio of expenses to average net assets
  before waivers and reimbursements          1.44%      1.64%        3.96%(4)    2.16%      2.38%        7.76%(4)        2.24%(4)
Ratio of expenses to average net assets
  after waivers and reimbursements           1.44%      1.45%        1.45%(4)    2.15%      2.15%        2.15%(4)        2.15%(4)
Ratio of net investment income (loss) to
  average net assets                        (0.07%)     0.06%        0.71%(4)   (0.77%)    (0.66%)      (0.12%)(4)      (0.76%)(4)
Portfolio turnover rate(5)                  37.03%     42.83%       11.87%(3)       --         --           --              --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Class C shares were first offered on July 31, 1998.

THE HARTFORD MUTUAL FUNDS, INC.                                               45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD GROWTH AND INCOME FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                 CLASS A -         CLASS B -        CLASS C -
                                                               PERIOD ENDED:     PERIOD ENDED:    PERIOD ENDED:
                                                                  4/30/98-         4/30/98-          7/31/98-
                                                                12/31/98(1)       12/31/98(1)      12/31/98(6)
                                                               -------------     -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00            $10.00           $10.00
Income from investment operations:
Net investment income (loss)                                         0.02             (0.01)            0.01
Net realized and unrealized gain (loss) on investments               1.45              1.43             1.27
                                                                  -------           -------          -------
Total from investment operations                                     1.47              1.42             1.28
Less distributions:
  Dividends from net investment income                               0.00              0.00             0.00
  Distributions from capital gains                                  (0.02)            (0.01)           (0.03)
  Return of capital                                                  0.00              0.00             0.00
                                                                  -------           -------          -------
Total distributions                                                 (0.02)            (0.01)           (0.03)
                                                                  -------           -------          -------
Net asset value, end of period                                     $11.45            $11.41           $11.25
                                                                  =======           =======          =======
TOTAL RETURN(2)                                                    14.78%(4)         14.21%(4)        12.80%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $11,120            $3,538           $3,726
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    1.58%(5)          2.32%(5)         2.38%(5)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    1.45%(5)          2.15%(5)         2.15%(5)
Ratio of net investment income (loss) to average net assets         0.23%(5)         (0.47%)(5)       (0.53%)(5)
Portfolio turnover rate(3)                                         35.10%                --               --

(1) The Fund was declared effective by the Securities and Exchange Commission on April 30, 1998.
(2) Does not include sales charges.
(3) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4) Not annualized.
(5) Annualized.
(6) Class C shares were first offered on July 31, 1998.

 46                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD DIVIDEND AND GROWTH FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                     CLASS A -                             CLASS B -                  CLASS C -
                                                   PERIOD ENDED:                         PERIOD ENDED:              PERIOD ENDED:
                                                                 7/1/96-                               7/1/96-        7/31/98-
                                        12/31/98   12/31/97    12/31/96(1)     12/31/98   12/31/97   12/31/96(1)     12/31/98(6)
                                        --------   --------   --------------   --------   --------   -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $14.72     $11.45        $10.00        $14.61     $11.40       $10.00         $10.00
Income from investment operations:
Net investment income (loss)               0.15       0.13          0.07          0.06       0.13         0.01           0.03
Net realized and unrealized gain
  (loss) on investments                    1.97       3.40          1.46          1.92       3.30         1.48           0.44
                                        --------   -------       -------       --------   -------      -------         ------
Total from investment operations           2.12       3.53          1.53          1.98       3.43         1.49           0.47
Less distributions:
  Dividends from net investment income    (0.15)     (0.12)        (0.06)        (0.05)     (0.08)       (0.07)         (0.06)
  Distributions from capital gains        (0.07)     (0.14)        (0.02)        (0.07)     (0.14)       (0.02)         (0.07)
  Return of capital                       0.000     (0.000)        0.000         0.000      0.000        0.000           0.00
                                        --------   -------       -------       --------   -------      -------         ------
Total distributions                       (0.22)     (0.26)        (0.08)        (0.12)     (0.22)       (0.09)         (0.13)
                                        --------   -------       -------       --------   -------      -------         ------
Net asset value, end of period           $16.62     $14.72        $11.45        $16.47     $14.61       $11.40         $10.34
                                        ========   =======       =======       ========   =======      =======         ======
TOTAL RETURN(2)                          14.47%     30.99%        15.29%(3)     13.62%     30.20%       14.82%(3)       4.82%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $182,495   $67,861        $6,083       $108,344   $33,730      $33,741         $9,682
Ratio of expenses to average net
  assets before waivers and
  reimbursements                          1.38%      1.59%         4.12%(4)      2.10%      2.34%       12.97%(4)       2.20%(4)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                          1.38%      1.40%         1.40%(4)      2.10%      2.10%        2.10%(4)       2.10%(4)
Ratio of net investment income (loss)
  to average net assets                   1.08%      1.42%         1.95%(4)      0.39%      0.69%        0.82%(4)       0.23%(4)
Portfolio turnover rate(5)               46.43%     28.75%        29.80%(3)         --         --           --             --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Class C shares were first offered on July 31, 1998.

THE HARTFORD MUTUAL FUNDS, INC.                                               47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD ADVISERS FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                    CLASS A -                            CLASS B -                   CLASS C -
                                                  PERIOD ENDED:                        PERIOD ENDED:               PERIOD ENDED:
                                                                 7/1/96-                             7/1/96-         7/31/98-
                                        12/31/98    12/31/97   12/31/96(1)   12/31/98   12/31/97   12/31/96(1)      12/31/98(6)
                                        ---------   --------   -----------   --------   --------   -----------    ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $13.41     $11.08       $10.00      $13.33     $11.05       $10.00           $10.00
Income from investment operations:
Net investment income (loss)                0.23       0.16         0.09        0.15       0.16         0.02             0.10
Net realized and unrealized gain
  (loss) on investments                     2.58       2.41         1.07        2.54       2.31         1.11             0.41
                                        --------    -------      -------     --------   -------      -------          -------
Total from investment operations            2.81       2.57         1.16        2.69       2.47         1.13             0.51
Less distributions:
  Dividends from net investment income     (0.25)     (0.17)       (0.08)      (0.17)     (0.12)       (0.08)           (0.14)
  Distributions from capital gains         (0.26)     (0.07)        0.00       (0.26)     (0.07)        0.00            (0.26)
  Return of capital                        0.000      0.000        0.000       0.000      0.000        0.000             0.00
                                        --------    -------      -------     --------   -------      -------          -------
Total distributions                        (0.51)     (0.24)       (0.08)      (0.42)     (0.19)       (0.08)           (0.40)
                                        --------    -------      -------     --------   -------      -------          -------
Net asset value, end of period            $15.71     $13.41       $11.08      $15.59     $13.33       $11.05           $10.11
                                        ========    =======      =======     ========   =======      =======          =======
TOTAL RETURN(2)                           21.09%     23.30%       11.56%(3)   20.27%     22.44%       11.28%(3)         5.25%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $316,435    $98,633      $14,347     $237,959   $39,334       $1,499          $54,907
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.38%      1.55%        2.94%(4)    2.11%      2.31%        6.71%(4)         2.18%(4)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.38%      1.40%        1.40%(4)    2.10%      2.10%        2.10%(4)         2.10%(4)
Ratio of net investment income (loss)
  to average net assets                    1.67%      1.54%        2.13%(4)    0.98%      0.80%        1.24%(4)         1.06%(4)
Portfolio turnover rate(5)                40.24%     38.62%       19.75%(3)       --         --           --               --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The Class C shares were first offered on July 31, 1998.

 48                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD HIGH YIELD FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                 CLASS A -         CLASS B -         CLASS C -
                                                               PERIOD ENDED:     PERIOD ENDED:     PERIOD ENDED:
                                                                 9/30/98-          9/30/98-          9/30/98-
                                                                12/31/98(1)       12/31/98(1)       12/31/98(1)
                                                              ---------------     -----------     ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00            $10.00            $10.00
Income from investment operations:
Net investment income (loss)                                        0.19              0.16              0.16
Net realized and unrealized gain (loss) on investments              0.13              0.14              0.14
                                                                  ------            ------            ------
Total from investment operations                                    0.32              0.30              0.30
Less distributions:
  Dividends from net investment income                             (0.17)            (0.16)            (0.16)
  Distributions from capital gains                                  0.00              0.00              0.00
  Return of capital                                                 0.00              0.00              0.00
                                                                  ------            ------            ------
Total distributions                                                (0.17)            (0.16)            (0.16)
                                                                  ------            ------            ------
Net asset value, end of period                                    $10.15            $10.14            $10.14
                                                                  ======            ======            ======
TOTAL RETURN(2)                                                    3.33%(4)          3.09%(4)          3.08%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $8,507            $2,322            $2,278
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.53%(5)          2.31%(5)          2.31%(5)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.40%(5)          2.10%(5)          2.10%(5)
Ratio of net investment income (loss) to average net assets        7.06%(5)          6.50%(5)          6.49%(5)
Portfolio turnover rate(3)                                        10.85%                --                --

(1) The Fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Does not include sales charges.
(3) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4) Not annualized.
(5) Annualized.

THE HARTFORD MUTUAL FUNDS, INC.                                               49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD BOND INCOME STRATEGY FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                    CLASS A -                            CLASS B -                   CLASS C -
                                                  PERIOD ENDED:                        PERIOD ENDED:               PERIOD ENDED:
                                                                 7/1/96-                             7/1/96-         7/31/98-
                                        12/31/98    12/31/97   12/31/96(1)   12/31/98   12/31/97   12/31/96(1)      12/31/98(6)
                                        ---------   --------   -----------   --------   --------   -----------    ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $10.61     $10.26       $10.00      $10.58     $10.25       $10.00           $10.00
Income from investment operations:
Net investment income (loss)                0.54       0.57         0.26        0.47       0.53         0.20             0.18
Net realized and unrealized gain
  (loss) on investments                     0.23       0.50         0.31        0.22       0.46         0.34             0.14
                                         -------    -------      -------     -------    -------      -------          -------
Total from investment operations            0.77       1.07         0.57        0.69       0.99         0.54             0.32
Less distributions:
  Dividends from net investment income     (0.54)     (0.56)       (0.25)      (0.47)     (0.50)       (0.23)           (0.20)
  Distributions from capital gains         (0.08)     (0.16)       (0.06)      (0.08)     (0.16)       (0.06)           (0.06)
  Return of capital                        0.000      0.000        0.000       0.000      0.000        0.000             0.00
                                         -------    -------      -------     -------    -------      -------          -------
Total distributions                        (0.62)     (0.72)       (0.31)      (0.55)     (0.66)       (0.29)           (0.26)
                                         -------    -------      -------     -------    -------      -------          -------
Net asset value, end of period            $10.76     $10.61       $10.26      $10.72     $10.58       $10.25           $10.06
                                         =======    =======      =======     =======    =======      =======          =======
TOTAL RETURN(2)                            7.48%     10.80%        5.73%(3)    6.70%      9.96%        5.38%(3)         3.19%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                             $47,143    $28,589      $10,925     $16,772     $5,745         $124           $5,420
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.27%      1.44%        2.72%(4)    2.01%      2.19%       22.36%(4)         2.13%(4)
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.25%      1.25%        1.25%(4)    1.95%      1.95%        1.95%(4)         1.95%(4)
Ratio of net investment income (loss)
  to average net assets                    5.04%      5.59%        5.72%(4)    4.32%      4.85%        5.22%(4)         4.13%(4)
Portfolio turnover rate(5)               135.01%    220.45%       75.52%(3)       --         --           --               --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Class C shares were first offered on July 31, 1998.

 50                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD MONEY MARKET FUND

These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                              CLASS A -                         CLASS B -             CLASS C -
                                                            PERIOD ENDED:                     PERIOD ENDED:         PERIOD ENDED:
                                                                          7/1/96-                     8/22/97-        7/31/98-
                                                 12/31/98   12/31/97    12/31/96(1)     12/31/98    12/31/97(1)      12/31/98(5)
                                                 --------   --------   --------------   --------   --------------    -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $1.00      $1.00         $1.00         $1.00         $1.00           $1.00
Income from investment operations:
Net investment income (loss)                        0.50       0.05          0.02          0.40          0.01            0.20
Net realized and unrealized gain (loss) on
  investments                                       0.00       0.00          0.00          0.00          0.00            0.00
                                                 -------    -------       -------       -------       -------          ------
Total from investment operations                    0.50       0.05          0.02          0.40          0.01            0.20
Less distributions:
  Dividends from net investment income             (0.50)     (0.05)        (0.02)        (0.40)        (0.01)          (0.20)
  Distributions from capital gains                  0.00      (0.00)         0.00          0.00          0.00            0.00
  Return of capital                                0.000      0.000         0.000         0.000          0.00           0.000
                                                 -------    -------       -------       -------       -------          ------
Total distributions                                (0.50)     (0.05)        (0.02)        (0.40)        (0.01)          (0.20)
                                                 -------    -------       -------       -------       -------          ------
Net asset value, end of period                     $1.00      $1.00         $1.00         $1.00         $1.00           $1.00
                                                 =======    =======       =======       =======       =======          ======
TOTAL RETURN(2)                                    4.69%      4.73%         2.01%(3)      3.97%         1.45%(3)        1.58%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $29,424    $22,578       $10,754       $11,936        $4,449          $1,203
Ratio of expenses to average net assets before
  waivers and reimbursements                       1.20%      1.23%         2.70%(4)      1.86%         3.63%(4)        2.02%(4)
Ratio of expenses to average net assets after
  waivers and reimbursements                       1.00%      1.00%         1.00%(4)      1.70%         1.70%(4)        1.70%(4)
Ratio of net investment income (loss) to
  average net assets                               4.57%      4.67%         4.49%(4)      3.83%         3.92%(4)        3.57%(4)
Portfolio turnover rate                              N/A        N/A           N/A           N/A           N/A              --

(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.
(2) Does not include sales charges.
(3) Not annualized.
(4) Annualized.
(5) Class C shares were first offered on July 31, 1998.

THE HARTFORD MUTUAL FUNDS, INC.                                               51

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS

Additional information on each fund is contained in the financial statements and portfolio holdings of the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)

The SAI contains more detailed information about the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report and/or the SAI or for shareholder inquiries, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds, Inc., P.O. Box 8416, Boston, MA 02266-8416

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:


invest.hartfordlife.com


Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-800-SEC-0330.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET:

www.sec.gov
SEC FILE NUMBER: 811-07589

                                        ---------------------------------------
                                        ---------------------------------------
                                            THE HARTFORD MUTUAL FUNDS, INC.
                                             SUPPLEMENT DATED JUNE 7, 1999
                                          TO THE PROSPECTUS DATED MAY 1, 1999
                                        ---------------------------------------
                                        ---------------------------------------

                                        CLASS A, CLASS B AND CLASS C SHARES

                                        SMALL COMPANY FUND
                                        CAPITAL APPRECIATION FUND
                                        MIDCAP FUND
                                        INTERNATIONAL OPPORTUNITIES FUND
                                        GLOBAL LEADERS FUND
                                        STOCK FUND
                                        GROWTH AND INCOME FUND
                                        DIVIDEND AND GROWTH FUND
                                        ADVISERS FUND
                                        HIGH YIELD FUND
                                        BOND INCOME STRATEGY FUND
                                        MONEY MARKET FUND

                                        THE HARTFORD MUTUAL FUNDS, INC.
                                        P.O. BOX 8416
                                        BOSTON, MA 02266-8416

    Effective June 7, 1999, the prospectus is amended as follows:

    The expense example figures for each fund beginning on page 3 are deleted and the following inserted:

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  702       $  728       $  450
   Year 3                                                         $1,022       $1,001       $  868
   Year 5                                                         $1,364       $1,401       $1,412
   Year 10                                                        $2,325       $2,576       $2,894

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  702       $  228       $  350
   Year 3                                                         $1,022       $  701       $  868
   Year 5                                                         $1,364       $1,201       $1,412
   Year 10                                                        $2,325       $2,576       $2,894

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  694       $  720       $  432
   Year 3                                                         $  998       $  980       $  816
   Year 5                                                         $1,324       $1,365       $1,325
   Year 10                                                        $2,241       $2,503       $2,722

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  694       $  220       $  332
   Year 3                                                         $  998       $  680       $  816
   Year 5                                                         $1,324       $1,165       $1,325
   Year 10                                                        $2,241       $2,503       $2,722

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  707       $  737       $  461
   Year 3                                                         $1,037       $1,029       $  901
   Year 5                                                         $1,389       $1,448       $1,467
   Year 10                                                        $2,377       $2,669       $3,004

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  707       $  237       $  361
   Year 3                                                         $1,037       $  729       $  901
   Year 5                                                         $1,389       $1,248       $1,467
   Year 10                                                        $2,377       $2,669       $3,004

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $   733      $  762       $  487
   Year 3                                                         $ 1,116      $1,106       $  980
   Year 5                                                         $ 1,523      $1,576       $1,597
   Year 10                                                        $ 2,655      $2,923       $3,259

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $   733      $  262       $  387
   Year 3                                                         $ 1,116      $  806       $  980
   Year 5                                                         $ 1,523      $1,376       $1,597
   Year 10                                                        $ 2,655      $2,923       $3,259

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  812       $  864       $  562
   Year 3                                                         $1,355       $1,407       $1,201
   Year 5                                                         $1,922       $2,070       $1,961
   Year 10                                                        $3,454       $3,870       $3,949

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  812       $  364       $  462
   Year 3                                                         $1,355       $1,107       $1,201
   Year 5                                                         $1,922       $1,870       $1,961
   Year 10                                                        $3,454       $3,870       $3,949

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  694       $  721       $  427
   Year 3                                                         $  998       $  983       $  801
   Year 5                                                         $1,324       $1,370       $1,300
   Year 10                                                        $2,241       $2,513       $2,671

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  694       $  221       $  327
   Year 3                                                         $  998       $  683       $  801
   Year 5                                                         $1,324       $1,170       $1,300
   Year 10                                                        $2,241       $2,513       $2,671

THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  708       $  738       $  442
   Year 3                                                         $1,040       $1,032       $  843
   Year 5                                                         $1,394       $1,453       $1,371
   Year 10                                                        $2,388       $2,679       $2,813

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  708       $  238       $  342
   Year 3                                                         $1,040       $  732       $  843
   Year 5                                                         $1,394       $1,253       $1,371
   Year 10                                                        $2,388       $2,679       $2,813

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  689       $  715       $  423
   Year 3                                                         $  980       $  964       $  788
   Year 5                                                         $1,293       $1,339       $1,279
   Year 10                                                        $2,178       $2,450       $2,629

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  689       $  215       $  323
   Year 3                                                         $  980       $  664       $  788
   Year 5                                                         $1,293       $1,139       $1,279
   Year 10                                                        $2,178       $2,450       $2,629

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  689       $  716       $  421
   Year 3                                                         $  980       $  967       $  782
   Year 5                                                         $1,293       $1,345       $1,269
   Year 10                                                        $2,178       $2,461       $2,609

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  689       $  216       $  321
   Year 3                                                         $  980       $  667       $  782
   Year 5                                                         $1,293       $1,145       $1,269
   Year 10                                                        $2,178       $2,461       $2,609

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  605       $  737       $  434
   Year 3                                                         $  930       $1,029       $  822
   Year 5                                                         $1,277       $1,448       $1,335
   Year 10                                                        $2,254       $2,669       $2,742

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  605       $  237       $  334
   Year 3                                                         $  930       $  729       $  822
   Year 5                                                         $1,277       $1,248       $1,335
   Year 10                                                        $2,254       $2,669       $2,742

THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  579       $  706       $  416
   Year 3                                                         $  852       $  936       $  767
   Year 5                                                         $1,145       $1,292       $1,243
   Year 10                                                        $1,976       $2,355       $2,557

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  579       $  206       $  316
   Year 3                                                         $  852       $  636       $  767
   Year 5                                                         $1,145       $1,092       $1,243
   Year 10                                                        $1,976       $2,355       $2,557

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

EXPENSES (WITH REDEMPTION)                                        CLASS A      CLASS B      CLASS C
   Year 1                                                         $  128       $  691       $  405
   Year 3                                                         $  399       $  890       $  733
   Year 5                                                         $  690       $1,214       $1,187
   Year 10                                                        $1,518       $2,195       $2,442

EXPENSES (WITHOUT REDEMPTION)                                     CLASS A      CLASS B      CLASS C
   Year 1                                                         $  128       $  191       $  305
   Year 3                                                         $  399       $  590       $  733
   Year 5                                                         $  690       $1,014       $1,187
   Year 10                                                        $1,518       $2,195       $2,442

    The section entitled "About Your Account -- How Sales Charges Are Calculated" is amended by:

    (1) deleting the two tables referencing sales charges for Class A shares and including the following two tables, the first of which relates to the Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund, and the second of which relates to the Bond Income Strategy Fund and High Yield Fund:

                                                                                                  DEALER
                                                                                               COMMISSION AS
                                                             AS A % OF       AS A % OF NET     PERCENTAGE OF
 YOUR INVESTMENT                                           OFFERING PRICE     INVESTMENT      OFFERING PRICE
   Less than $50,000                                           5.50%             5.82%             4.75%
   $50,000 -- $99,999                                          4.50%             4.71%             4.00%
   $100,000 -- $249,999                                        3.50%             3.63%             3.00%
   $250,000 -- $499,999                                        2.50%             2.56%             2.00%
   $500,000 -- $999,999                                        2.00%             2.04%             1.75%
   $1 million or more(1)                                          0%                0%                0%

                                                                                                  DEALER
                                                                                               COMMISSION AS
                                                             AS A % OF       AS A % OF NET     PERCENTAGE OF
 YOUR INVESTMENT                                           OFFERING PRICE     INVESTMENT      OFFERING PRICE
   Less than $50,000                                           4.50%             4.71%             3.75%
   $50,000 -- $99,999                                          4.00%             4.17%             3.50%
   $100,000 -- $249,999                                        3.50%             3.63%             3.00%
   $250,000 -- $499,999                                        2.50%             2.56%             2.00%
   $500,000 -- $999,999                                        2.00%             2.04%             1.75%
   $1 million or more(1)                                          0%                0%                0%

    (2) adding the following paragraph immediately after footnote (1): "The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount up to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of share purchases over $5 million. In addition, the distributor may provide compensation to dealers of record for shares purchased without a sales charge.", and

    (3) adding the following paragraph to the end of the section: "The distributor pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers."

                            ------------------------

    The outside back cover page is amended as follows: the website address for The Hartford Mutual Funds, Inc. is changed from "www.invest.hartfordlife.com" to "invest.hartfordlife.com".

                         THE HARTFORD MUTUAL FUNDS, INC.
                      Supplement dated June 7, 1999 to the
              Statement of Additional Information dated May 1, 1999

      Effective June 7, 1999, the Statement of Additional Information is amended as follows:

      The last paragraph on page 43 is deleted and the following paragraph is inserted in its place:

      The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC in the following cases:

      - to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

      -     for retirement plans under the following circumstances:

            (1)   to return excess contributions,

            (2)   hardship withdrawals as defined in the plan,

            (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

            (4) to meet minimum distribution requirements with the Internal Revenue Code,

            (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

            (6)   after separation from service.